Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Debt

6. Debt

On March 4, 2013, the Company entered into the Credit Facility with Square 1 Bank as lender. The Credit Facility provides for an initial term loan of $5,000 in principal (the “Initial Term Loan”) and additional term loans not to exceed $5,000 in principal, with total borrowings not to exceed $10,000. The additional term loans are available through March 4, 2014. The term loans are to be used to supplement the Company’s growth capital needs and for general corporate purposes, and all loans funded under the Credit Facility mature on March 4, 2016. The Credit Facility is secured by substantially all of the Company’s personal property other than intellectual property. The Company is not permitted to encumber, or grant a security interest in, its intellectual property. At September 30, 2013, total borrowings under the Credit Facility were $5,000.

The Company is obligated to make interest-only payments on any loans funded under the Credit Facility until March 31, 2014, and thereafter to pay 24 consecutive equal monthly installments of principal and interest through March 31, 2016. Prior to March 4, 2014, the loans under the Credit Facility bear interest at a variable annual rate equal to the greater of (i) the prime rate then in effect plus 2.25% or (ii) 5.50%. On or after March 4, 2014, the loans under the Credit Facility bear interest at a fixed annual rate equal to the greater of (i) prime rate in effect on March 4, 2014 plus 2.25% or (ii) 5.50%.

On the issuance date of March 4, 2013, the Initial Term Loan was recorded in the balance sheet net of discount of $73, related to fees assessed by the lender at the time of borrowing. The carrying value of this debt is being accreted to the principal amount of the debt by charges to interest expense using the effective-interest method over the three-year term of the Initial Term Loan to the maturity date. At September 30, 2013, the debt discount balance totaled $59. Accretion amounts recognized as interest expense for the three months and nine months ended September 30, 2013 totaled $9 and $21 respectively.

The Company is obligated to pay a fee of up to $250 to Square 1 Bank upon a sale of substantially all of the Company’s assets or capital stock or upon a reorganization where 100% of voting stockholders hold less than 50% of voting securities after such transaction.

The Credit Facility includes restrictions on, among other things, the Company’s ability to incur additional indebtedness, pay dividends in cash or make other distributions in cash, make certain investments, create liens, sell assets, make loans and make capital expenditures. The Credit Facility requires that, from March 4, 2013 through December 31, 2013, the cash maintained at Square 1 Bank plus the cash available under the Credit Facility equal an amount that is at least four times the amount of monthly cash burn, and the Company is required to maintain a liquidity ratio of at least one-to-one beginning January 1, 2014. The Credit Facility further requires that 50% of the Company’s cash balance must be held at Square 1 Bank, provided the Company has at least $10,000 in cash. If the Company has less than $10,000 in cash, all cash must be held at Square 1 Bank.

The Credit Facility also includes events of default, the occurrence and continuation of any of which provides Square 1 Bank the right to exercise remedies against the Company and the collateral securing the loans under the Credit Facility, including cash. These events of default include, among other things, failure to pay any amounts due under the Credit Facility, insolvency, the occurrence of a material adverse event, the occurrence of any default under certain other indebtedness and a final judgment against the Company in an amount greater than $350. At September 30, 2013, the Company is in compliance with all covenants related to the Credit Facility.

Estimated future principal payments under the Initial Term Loan are as follows:

Years Ending December 31,
2013	$—
2014	1,875
2015	2,500
2016	625
2017	—
Thereafter	—

Total	$5,000

During the nine months ended September 30, 2013, the Company recognized $182 of interest expense related to the Credit Facility, respectively.

The Company had no debt outstanding as of December 31, 2012.

Additional Term Loan

On October 11, 2013, the Company entered into an amendment of the Credit Facility (the “Credit Facility Amendment”), which, among other things, increased the amount that remains available for the Company to draw by an additional $5,000, to a total of $10,000. Simultaneously with the closing of the Credit Facility Amendment on October 11, 2013, the Company borrowed the total $10,000 available under the Credit Facility. Pursuant to the terms of the Credit Facility Amendment, upon consummation of the merger with Vet Therapeutics, Vet Therapeutics then became a co-borrower under the credit facility and granted a security interest in substantially all of its assets to Square 1. At October 15, 2013, total borrowings under the Credit Facility were $15,000.

The Credit Facility Amendment also revised the terms of the Company’s financial covenant with respect to its liquidity ratio. The Company is required to maintain a liquidity ratio of at least 1.00-to-1.00 beginning January 1, 2014, provided that if the Company receives approval from the U.S. Food and Drug Administration or a biologic license from the U.S. Department of Agriculture for at least two of the Company’s products by January 1, 2014, the liquidity ratio that it is required to maintain will be reduced to 0.50-to-1.00. At October 15, 2013, the Company was in compliance with all financial covenants.

6. Debt

The Company had no debt outstanding as of December 31, 2011 or December 31, 2012.

On March 4, 2013, the Company entered into a loan and security agreement (the “Credit Facility”) with Square 1 Bank as lender. The Credit Facility provides for an initial term loan of $5,000 in principal (the “Initial Term Loan”) and additional term loans not to exceed $5,000 in principal, with total borrowings not to exceed $10,000. The additional term loans are available through March 4, 2014 (upon request and subject to the receipt of at least $20,000 in proceeds from an initial public offering of the Company’s stock, the sale or issuance of equity securities in a private transaction or a corporate partnership, and other customary conditions). The term loans are to be used to supplement the Company’s growth capital needs and for general corporate purposes, and all loans funded under the Credit Facility mature on March 4, 2016. The Credit Facility is secured by substantially all of the Company’s personal property other than intellectual property. The Company is not permitted to encumber, or grant a security interest in, its intellectual property. At March 4, 2013, total borrowings under the Credit Facility were $5,000.

The Company is obligated to make interest-only payments on any loans funded under the Credit Facility until March 31, 2014, and thereafter to pay 24 consecutive equal monthly installments of principal and interest through March 31, 2016. Prior to March 4, 2014, the loans under the Credit Facility bear interest at a variable annual rate equal to the greater of (i) the prime rate then in effect plus 2.25% or (ii) 5.50%. On or after March 4, 2014, the loans under the Credit Facility bear interest at a fixed annual rate equal to the greater of (i) prime rate in effect on March 4, 2014 plus 2.25% or (ii) 5.50%.

The Company is obligated to pay a success fee of up to $250 upon a sale of substantially all of the Company’s assets or capital stock or upon a reorganization where 100% of voting stockholders hold less than 50% of voting securities after such transaction.

The Credit Facility includes restrictions on, among other things, the Company’s ability to incur additional indebtedness, pay dividends in cash or make other distributions in cash, make certain investments, create liens, sell assets, make loans and make capital expenditures. The Credit Facility requires that, from March 4, 2013 through December 31, 2013, the cash maintained at Square 1 Bank plus the cash available under the Credit Facility equal an amount that is at least four times the amount of monthly cash burn, and the Company is required to maintain a liquidity ratio of at least one-to-one beginning January 1, 2014. The Credit Facility further requires that 50% of the Company’s cash balance must be held at Square 1 Bank, provided the Company has at least $10,000 in cash. If the Company has less than $10,000 in cash, all cash must be held at Square 1 Bank.

The Credit Facility also includes events of default, the occurrence and continuation of any of which provides Square 1 Bank the right to exercise remedies against the Company and the collateral securing the loans under the Credit Facility, including cash. These events of default include, among other things, failure to pay any amounts due under the Credit Facility, insolvency, the occurrence of a material adverse event, the occurrence of any default under certain other indebtedness and a final judgment against the Company in an amount greater than $350.